DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

	For the nine months ended September 30,		For the three months ended September 30,
	2023	2022	2023	2022
	(unaudited)		(unaudited)
Revenues	$928,388	$1,213,695	$3,183	$356,392
Cost of revenues	745,007	971,657	9,045	246,095
Gross profit	183,381	242,039	(5,862)	110,298

Operating expenses:
Selling expenses	4,099	5,986	-	82
General and administrative expenses	752,243	884,381	36,696	308,246
Research and development expenses	167,053	402,296	-	172,560
Total operating expenses	923,395	1,292,663	36,696	480,888

Loss from operations	(740,014)	(1,050,624)	(42,558)	(370,590)

Other income (expenses):
Interest expenses, net	(1,164)	-	-	-
Loss on disposal of fixed assets	(9,761)	(2,894)	-	(2,718)
Impairment of fixed asset	(229,600)	-	-	-
Other income, net	127,316	28,398	35,834	27,707
Total other income (expenses)	(113,209)	25,504	35,834	24,989

Loss before income tax provision	$(853,223)	$(1,025,120)	$(6,724)	$(345,601)